Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings

Borrowings consist of the following:

	At December 31
In thousands of USD	2025	2024
Promissory note (a)	-	14,907
August 2024 convertible senior notes (b)	-	32,503
November 2024 convertible senior notes (c)	93,630	160,717
June 2025 convertible senior notes (d)	160,409	-
November 2025 convertible senior notes (e)	198,740	-
Bank loans	26,481	-
Total	479,260	208,127

Current	478,792	208,127
Non-current	468	-
Total	479,260	208,127

Schedule of Reconciles the Carrying Value of Convertible Senior Notes

The following table reconciles the carrying value of the August 2024 convertible senior notes as of December 31, 2025 and 2024:

In thousands of USD
Proceeds from issuance of convertible notes	172,500
Less: transaction costs	(6,204)
Less: fair value of embedded derivative (see Note 17)	(112,205)
Carrying value of convertible notes at inception	54,091
Amortized debt discount	2,902
Debt extinguishment	(24,490)
Balance at December 31, 2024	32,503
Amortized debt discount	2,738
Debt extinguishment	(35,241)
Balance at December 31, 2025	-

The following table reconciles the carrying value of the November 2024 convertible senior notes as of December 31, 2025 and 2024:

In thousands of USD
Proceeds from issuance of convertible notes	400,000
Less: transaction costs	(13,214)
Less: fair value of embedded derivative (see Note 17)	(228,298)
Carrying value of convertible notes at inception	158,488
Amortized debt discount	2,229
Balance at December 31, 2024	160,717
Amortized debt discount	24,842
Debt extinguishment	(91,929)
Balance at December 31, 2025	93,630

The following table reconciles the carrying value of the June 2025 convertible senior notes for the year ended December 31, 2025:

In thousands of USD
Proceeds from issuance of convertible notes	375,000
Less: transaction costs	(11,403)
Less: fair value of embedded derivative (see Note 17)	(212,026)
Carrying value of convertible notes at inception	151,571
Amortized debt discount	8,838
Balance at December 31, 2025	160,409

The following table reconciles the carrying value of the November 2025 convertible senior notes for the year ended December 31, 2025:

In thousands of USD
Proceeds from issuance of convertible notes	400,000
Less: transaction costs	(12,247)
Less: fair value of embedded derivative (see Note 17)	(191,483)
Carrying value of convertible notes at inception	196,270
Amortized debt discount	2,470
Balance at December 31, 2025	198,740